UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Target Payment Fund

The schedules are not audited.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.5%
173,660	iShares Core U.S. Aggregate Bond ETF	$19,041,819	4.0
108,005	iShares iBoxx $ High Yield Corporate Bond Fund	9,602,725	2.0
145,331	iShares MSCI EAFE Index Fund	9,727,004	2.0
225,529	iShares MSCI Emerging Markets Index Fund	9,878,170	2.0
101,762	iShares Russell 1000 Value Index Fund	11,926,506	2.5
64,282	Vanguard S&P 500 ETF	14,568,872	3.0

	Total Exchange-Traded Funds
	(Cost $70,822,185)	74,745,096	15.5

MUTUAL FUNDS: 84.3%
	Affiliated Investment Companies: 84.3%
3,636,316	Voya Floating Rate Fund - Class I	35,963,168	7.5
974,015	Voya Global Bond Fund - Class R6	9,808,336	2.0
982,977	Voya Global Real Estate Fund - Class R6	19,315,501	4.0
3,523,283	Voya High Yield Bond Fund - Class R6	28,926,155	6.0
8,086,737	Voya Intermediate Bond Fund - Class R6	82,080,376	17.1
2,088,846	Voya Large Cap Value Fund - Class R6	28,826,077	6.0
800,486	Voya Large-Cap Growth Fund - Class R6	31,186,952	6.5
360,500	@ Voya MidCap Opportunities Fund - Class R6	9,582,087	2.0
1,194,589	Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,705,395	3.1
3,681,865	Voya Multi-Manager International Equity Fund - Class I	43,777,371	9.1
5,051,952	Voya Multi-Manager International Factors Fund - Class I	53,500,173	11.1
816,609	Voya Multi-Manager Mid Cap Value Fund - Class I	9,611,486	2.0
1,068,363	Voya Small Company Fund - Class R6	19,006,174	3.9
1,766,806	Voya U.S. High Dividend Low Volatility Fund - Class I	19,470,204	4.0

	Total Mutual Funds
	(Cost $388,159,694)	405,759,455	84.3

	Total Long-Term Investments
	(Cost $458,981,879)	480,504,551	99.8

SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
1,840,250	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.880%††
	(Cost $1,840,250)	1,840,250	0.4

	Total Short-Term Investments
	(Cost $1,840,250)	1,840,250	0.4

	Total Investments in Securities (Cost $460,822,129)	$482,344,801	100.2
	Liabilities in Excess of Other Assets	(1,037,143)	(0.2)
	Net Assets	$481,307,658	100.0

††	Rate shown is the 7-day yield as of July 31, 2017.
@	Non-income producing security.

Cost for federal income tax purposes is $461,156,122.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$23,039,208
Gross Unrealized Depreciation	(1,850,529)

Net Unrealized Appreciation	$21,188,679

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$74,745,096	$–	$–	$74,745,096
Mutual Funds	405,759,455	–	–	405,759,455
Short-Term Investments	1,840,250	–	–	1,840,250
Total Investments, at fair value	$482,344,801	$–	$–	$482,344,801
Liabilities Table
Other Financial Instruments+
Futures	$(231,292)	$–	$–	$(231,292)
Written Options	–	(1,479,707)	–	(1,479,707)
Total Liabilities	$(231,292)	$(1,479,707)	$–	$(1,710,999)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/2016	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 7/31/2017	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$28,624,351	$8,848,522	$(1,390,028)	$(119,677)	$35,963,168	$1,005,372	$(8,244)	$-
Voya Global Bond Fund - Class R6	9,358,064	561,446	(142,309)	31,135	9,808,336	$361,455	2,893	-
Voya Global Real Estate Fund - Class R6	19,224,165	1,404,055	(1,636,619)	323,900	19,315,501	$604,633	69,883	50,343
Voya High Yield Bond Fund - Class R6	33,309,610	1,436,683	(6,511,852)	691,714	28,926,155	$1,230,186	137,924	-
Voya Intermediate Bond Fund - Class R6	76,661,990	9,649,478	(3,906,163)	(324,929)	82,080,376	$1,929,054	47,210	-
Voya Large Cap Value Fund - Class R6	33,262,359	5,659,304	(14,259,958)	4,164,372	28,826,077	$387,689	(289,353)	-
Voya Large-Cap Growth Fund - Class R6	47,334,752	12,232,860	(29,346,417)	965,757	31,186,952	$214,734	2,491,077	1,740,694
Voya MidCap Opportunities Fund - Class R6	9,510,928	737,654	(1,482,401)	815,906	9,582,087	$-	223,065	537,615
Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,243,365	5,282,538	(6,892,785)	2,072,277	14,705,395	$108,671	584,614	-
Voya Multi-Manager International Equity Fund - Class I	40,317,580	6,057,999	(8,355,873)	5,757,665	43,777,371	$724,245	699,108	-
Voya Multi-Manager International Factors Fund- Class I	40,226,192	17,398,076	(10,206,242)	6,082,147	53,500,173	$513,468	707,467	-
Voya Multi-Manager International Small Cap Fund - Class I	14,231,672	147,710	(14,425,956)	46,574	-	$147,710	638,398	-
Voya Multi-Manager Mid Cap Value Fund - Class I	9,271,148	5,708,902	(5,810,396)	441,832	9,611,486	$115,243	724,543	159,491
Voya Small Company Fund - Class R6	9,317,271	18,790,330	(8,934,181)	(167,246)	19,006,174	$24,671	1,196,399	564,990
Voya U.S. High Dividend Low Volatility Fund - Class I	-	18,809,238	(1,140,724)	1,801,690	19,470,204	$35,295	64,287	-
	$384,893,447	$112,724,795	$(114,441,904)	$22,583,117	$405,759,455	$7,402,426	$7,289,271	$3,053,133

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2017, the following futures contracts were outstanding for Voya Global Target Payment Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	128	09/15/17	$5,223,098	$(155,798)
			$5,223,098	$(155,798)
Short Contracts
S&P 500 E-Mini	(40)	09/15/17	(4,936,000)	(75,494)
			$(4,936,000)	$(75,494)

At July 31, 2017, the following OTC written options were outstanding for Voya Global Target Payment Fund:

Description	Counterparty	Expiration Date	Exercise Price		Number of Contracts	Premiums Received	Fair Value
Options on Securities
Call on iShares® MSCI EAFE Index Fund	Goldman Sachs International	08/03/2017	65.160	USD	632,904	$540,627	$(1,125,340)
Call on S&P 500® Index	BNP Paribas	08/17/2017	2,473.450	USD	16,002	288,935	(196,476)
Call on SPDR® S&P® MidCap 400 ETF	JPMorgan Chase Bank N.A.	08/03/2017	317.410	USD	46,974	214,704	(157,891)
			Total Written OTC Options			$1,044,266	$(1,479,707)

Currency Abbreviations
USD	-	United States Dollar

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$231,292
Equity contracts	Written options	1,479,707
Total Liability Derivatives		$1,710,999

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2017:

	BNP Paribas	Goldman Sachs International	JPMorgan Chase Bank N.A.	Totals

Liabilities:
Written options	$196,476	$1,125,340	$157,891	$1,479,707
Total Liabilities	$196,476	$1,125,340	$157,891	$1,479,707

Net OTC derivative instruments by counterparty, at fair value	$(196,476)	$(1,125,340)	$(157,891)	$(1,479,707)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$157,891	$157,891

Net Exposure(1)(2)	$(196,476)	$(1,125,340)	$-	$(1,321,816)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At July 31, 2017, the Fund pledged $1,030,000 in cash collateral to JPMorgan Chase Bank N.A. Excess cash collateral is not shown for financial reporting purposes.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 26, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 26, 2017